Significant accounting policies and judgements - Narrative (Details) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023 USD ($) tranche iteration market	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($) shares tranche iteration market $ / shares	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Jun. 23, 2022 USD ($)
Disclosure Of List Of Accounting Policies [Line Items]
Number of markets | market	27		27
Net loss	$ (304,057)	$ (228,244)	$ (313,035)	$ (502,734)
Cash flows from (used in) operating and investing activities			$ 941,828	916,331
Exchange ratio			8.335
Reverse recapitalization, equity impact				199,628
Reverse recapitalization, adjusted equity impact				$ 199,564
Restricted Stock Units
Disclosure Of List Of Accounting Policies [Line Items]
Weighted average share price, share options granted (in usd per share) | $ / shares			$ 3.79
Performance Stock Units
Disclosure Of List Of Accounting Policies [Line Items]
Closing share price (in usd per share) | $ / shares			3.68
Weighted average share price, share options granted (in usd per share) | $ / shares			$ 3.79
Performance Stock Units | Market-Based Vesting Conditions
Disclosure Of List Of Accounting Policies [Line Items]
Number of instruments granted in share-based payment arrangement (in shares) | shares			368,732,000
Performance Stock Units | Non-Market-Based Vesting Conditions
Disclosure Of List Of Accounting Policies [Line Items]
Weighted average share price, share options granted (in usd per share) | $ / shares			$ 3.33
Number of instruments granted in share-based payment arrangement (in shares) | shares			1,106,195
Gores Guggenheim, Inc. Business Combination Agreement (BCA)
Disclosure Of List Of Accounting Policies [Line Items]
Earn-out rights			$ 365,575		$ 598,570
Binomial Lattice Option Pricing Model
Disclosure Of List Of Accounting Policies [Line Items]
Implied volatility, share options granted			94.00%
Risk free interest rate, share options granted			4.27%
Dividend yield, share options granted			0
Time-steps, share options granted			1,000
Monte Carlo
Disclosure Of List Of Accounting Policies [Line Items]
Implied volatility, share options granted			75.00%
Risk free interest rate, share options granted			4.18%
Earn-out rights, term			4 years 5 months 23 days
Number of earn-out tranches | tranche	5		5
Monte Carlo | Performance Stock Units
Disclosure Of List Of Accounting Policies [Line Items]
Implied volatility, share options granted			75.00%
Risk free interest rate, share options granted			3.80%
Historical average volatility, share options granted			0.635
Simulation term, share options granted			2 years 8 months 12 days
Number of simulation iterations | iteration	100,000		100,000
Polestar Automotive Holding Limited ("Former Parent") | Polestar Automotive Holding UK PLC ("Parent")
Disclosure Of List Of Accounting Policies [Line Items]
Proportion of ownership interest in joint venture			88.30%
External Investors | Polestar Automotive Holding UK PLC ("Parent")
Disclosure Of List Of Accounting Policies [Line Items]
Proportion of ownership interest in joint venture			11.70%
Snita Holding B.V. | Polestar Automotive Holding UK PLC ("Parent")
Disclosure Of List Of Accounting Policies [Line Items]
Proportion of ownership interest in joint venture			48.30%
PSD Investment Limited | Polestar Automotive Holding UK PLC ("Parent")
Disclosure Of List Of Accounting Policies [Line Items]
Proportion of ownership interest in joint venture			39.20%
Other Entities | Polestar Automotive Holding UK PLC ("Parent")
Disclosure Of List Of Accounting Policies [Line Items]
Proportion of ownership interest in joint venture			0.80%
Class C-2 American Depositary Shares
Disclosure Of List Of Accounting Policies [Line Items]
Fair value of shares issued	$ 3,105		$ 3,105		10,080	$ (3,285)
Class C-1 Ordinary Shares
Disclosure Of List Of Accounting Policies [Line Items]
Closing share price (in usd per share) | $ / shares			$ 0.69
Fair value of shares issued	$ 14,145		$ 14,145		$ 17,920	$ 3,285